UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aluminum — 1.8%
Alcoa Corp.	380,172	$13,838,261
Constellium N.V. (Netherlands) (Class A Stock)*	1,599,205	14,073,004

		27,911,265

Coal & Consumable Fuels — 1.1%
Arch Coal, Inc. (Class A Stock)(a)	66,848	5,085,128
CONSOL Energy, Inc.*	713,437	11,957,204

		17,042,332

Commodity Chemicals — 0.4%
LyondellBasell Industries NV (Class A Stock)	1,116	100,540
Olin Corp.	230,335	6,790,276

		6,890,816

Copper — 7.4%
First Quantum Minerals Ltd. (Zambia)	2,366,029	26,151,097
Freeport-McMoRan, Inc.*	659,002	9,634,609
Lundin Mining Corp. (Canada)	6,272,304	45,127,385
Nevsun Resources Ltd. (Canada)	3,608,543	9,753,992
Southern Copper Corp. (Peru)(a)	663,449	26,100,084

		116,767,167

Diversified Chemicals — 2.9%
BASF SE (Germany)	2,427	231,050
Chemours Co. (The)	359,892	17,134,458
Dow Chemical Co. (The)	334,963	21,518,023
E.I. du Pont de Nemours & Co.	2,850	234,298
Eastman Chemical Co.	84,163	6,998,995

		46,116,824

Diversified Metals & Mining — 7.2%
Arizona Mining, Inc. (Canada)*	1,579,169	4,230,539
BHP Billiton Ltd. (Australia), ADR(a)	598,753	24,944,050
China Molybdenum Co. Ltd. (China) (Class H Stock)	9,893,656	5,376,441
Glencore PLC (Switzerland)	8,030,727	35,426,714
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	1,002,086	3,954,492
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*	2,082,400	8,217,692
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	2,486,425
Rio Tinto PLC (United Kingdom), ADR(a)	599,625	28,410,233

		113,046,586

Fertilizers & Agricultural Chemicals — 2.4%
FMC Corp.	325,833	24,887,125
Monsanto Co.	2,048	239,247
Potash Corp. of Saskatchewan, Inc. (Canada)	689,070	12,334,353

		37,460,725

Gold — 7.1%
Agnico Eagle Mines Ltd. (Canada)	594,319	27,760,640
Alacer Gold Corp.*	4,249,014	7,088,790
Algold Resources Ltd. (Canada), 144A*	43,790	6,673
Axmin, Inc. (Canada)*	666,158	24,044
Barrick Gold Corp. (Canada)	681,250	11,519,938
Guyana Goldfields, Inc. (Canada)*	220,414	850,364
Guyana Goldfields, Inc. (Canada), 144A*	2,654,213	10,240,036
Newmont Mining Corp.	583,322	21,682,079
Randgold Resources Ltd. (United Kingdom), ADR	346,918	32,242,559

		111,415,123

Industrial Gases — 0.0%
Air Products & Chemicals, Inc.	366	52,027

Integrated Oil & Gas — 4.7%
Chevron Corp.	2,232	243,712
Occidental Petroleum Corp.	3,434	212,667
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1,043,725	29,476,283
Suncor Energy, Inc. (Canada)	1,358,193	44,304,256

		74,236,918

Oil & Gas Drilling — 2.2%
Helmerich & Payne, Inc.(a)	908	45,963
Independence Contract Drilling, Inc.*	1,722,043	6,664,306
Patterson-UTI Energy, Inc.	1,443,370	27,914,776

		34,625,045

Oil & Gas Equipment & Services — 16.8%
Baker Hughes a GE Co.	273,880	10,103,433
Basic Energy Services, Inc.*	136,344	3,054,106
Core Laboratories N.V.(a)	163,211	16,407,602
Dril-Quip, Inc.*(a)	151,390	6,751,994
Halliburton Co.	1,482,631	62,922,859
NCS Multistage Holdings, Inc.*	339,935	7,631,541
ProPetro Holding Corp.*(a)	1,238,484	16,100,292
RPC, Inc.(a)	916,370	18,978,023
Schlumberger Ltd.	700,081	48,025,556
Select Energy Services, Inc. (Class A Stock)*(a)	320,293	4,974,150
Solaris Oilfield Infrastructure, Inc. (Class A Stock)*(a)	551,640	7,198,902
TechnipFMC PLC (United Kingdom)*	910,457	25,984,443
Tenaris SA (Luxembourg), ADR(a)	622,524	19,634,407
U.S. Silica Holdings, Inc.(a)	352,140	10,257,838
Weatherford International PLC*(a)	1,503,005	6,703,402

		264,728,548

Oil & Gas Exploration & Production — 27.9%
Anadarko Petroleum Corp.	849,790	38,809,909
Cimarex Energy Co.	327,307	32,413,212
Concho Resources, Inc.*	444,021	57,838,176
Continental Resources, Inc.*(a)	647,006	21,629,411
Devon Energy Corp.	629,854	20,980,437
EOG Resources, Inc.	564,455	53,702,249
Hess Corp.	598,037	26,636,568
Kosmos Energy Ltd. (Ghana)*(a)	917,468	6,055,289
Laredo Petroleum, Inc.*	2,010,793	26,059,877
Lekoil Ltd. (Nigeria)*	4,166,462	948,800
Lekoil Ltd. (Nigeria), 144A*	5,248,879	1,195,292
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	3,307,501
Marathon Oil Corp.	16,769	205,085
Newfield Exploration Co.*	6,202	178,183
Noble Energy, Inc.	1,495,640	43,238,952
Pioneer Natural Resources Co.	199,254	32,498,327
Range Resources Corp.	685,529	14,471,517
Rice Energy, Inc.*	302,098	8,449,681
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	172,545	2,999,038
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*	662,575	11,516,342
Silver Run Acquisition Corp. II*	677,507	7,215,450
Sintana Energy, Inc. (Canada)*	637,992	20,469

Sintana Energy, Inc. (Canada), Reg D*	1,304,999	41,869
WPX Energy, Inc.*	2,677,132	28,859,483

		439,271,117

Oil & Gas Refining & Marketing — 4.2%
Marathon Petroleum Corp.	528,935	29,615,071
Phillips 66	2,981	249,659
Tesoro Corp.	196,333	19,541,023
Valero Energy Corp.	247,726	17,085,662

		66,491,415

Oil & Gas Storage & Transportation — 1.8%
Cheniere Energy, Inc.*(a)	342,138	15,464,638
Kinder Morgan, Inc.	11,519	235,333
Targa Resources Corp.	268,027	12,439,133
Williams Cos., Inc. (The)	4,191	133,190

		28,272,294

Packaged Foods & Meats — 0.7%
Adecoagro S.A. (Argentina)*	1,125,143	11,442,704

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—

Renewable Electricity — 1.1%
NextEra Energy Partners LP(a)	401,564	16,552,468

Semiconductor Equipment — 0.7%
Versum Materials, Inc.	296,410	10,451,417

Silver — 0.7%
Wheaton Precious Metals Corp. (Canada)	563,799	11,450,758

Specialty Chemicals — 1.7%
Albemarle Corp.	132,204	15,309,223
Celanese Corp. Series A	116,294	11,183,994
Ecolab, Inc.	391	51,483
PPG Industries, Inc.	2,203	231,866

		26,776,566

Steel — 3.2%
ArcelorMittal (Luxembourg) (Registered Shares), ADR*(a)	9,341	244,361
Nucor Corp.	4,084	235,524
Reliance Steel & Aluminum Co.	199,796	14,457,239
Steel Dynamics, Inc.	613,879	21,737,455
Warrior Met Coal, Inc.(a)	594,469	12,995,092

		49,669,671

Trading Companies & Distributors — 1.2%
Univar, Inc.*	634,206	19,685,754

TOTAL LONG-TERM INVESTMENTS (cost $1,279,762,452)		1,530,357,540

SHORT-TERM INVESTMENTS — 14.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	45,681,149	45,681,149
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $183,415,987; includes $183,244,333 of cash collateral for securities on loan)(b)(w)	183,411,949	183,430,291

TOTAL SHORT-TERM INVESTMENTS (cost $229,097,136)		229,111,440

TOTAL INVESTMENTS — 111.8% (cost $1,508,859,588)(x)		1,759,468,980
Liabilities in excess of other assets — (11.8)%		(185,698,089)

NET ASSETS — 100.0%		$1,573,770,891

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,340,686; cash collateral of $183,244,333 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0, is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,608,992,550

Appreciation	327,878,378
Depreciation	(177,401,948)

Net Unrealized Appreciation	$150,476,430

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$27,911,265	$—	$—
Coal & Consumable Fuels	17,042,332	—	—
Commodity Chemicals	6,890,816	—	—
Copper	116,767,167	—	—
Diversified Chemicals	45,885,774	231,050	—
Diversified Metals & Mining	64,025,739	49,020,847	—
Fertilizers & Agricultural Chemicals	37,460,725	—	—
Gold	101,151,043	10,264,080	—
Industrial Gases	52,027	—	—
Integrated Oil & Gas	44,760,635	29,476,283	—
Oil & Gas Drilling	34,625,045	—	—
Oil & Gas Equipment & Services	264,728,548	—	—
Oil & Gas Exploration & Production	422,303,182	16,967,935	—
Oil & Gas Refining & Marketing	66,491,415	—	—
Oil & Gas Storage & Transportation	28,272,294	—	—
Packaged Foods & Meats	11,442,704	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	16,552,468	—	—
Semiconductor Equipment	10,451,417	—	—
Silver	11,450,758	—	—
Specialty Chemicals	26,776,566	—	—
Steel	49,669,671	—	—
Trading Companies & Distributors	19,685,754	—	—
Affiliated Mutual Funds	229,111,440	—	—

Total	$1,653,508,785	$105,960,195	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows:

United States (including 11.6% of collateral for securities on loan)	80.1%
Canada	13.1
United Kingdom	5.5
Netherlands	2.8
Switzerland	2.3
Zambia	1.7
Peru	1.7
Australia	1.6
Luxembourg	1.3
Argentina	0.7
Ghana	0.4
Nigeria	0.3
China	0.3
Germany	0.0 *
South Africa	0.0 *

111.8
Liabilities in excess of other assets	(11.8)

100.0%

*	Less than +/- 0.05%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.